Segment Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Net licensing revenue	$ 3,103,000	$ 2,903,000	$ 11,546,000	$ 10,432,000
Design and service fee income	437,000	285,000	1,619,000	2,271,000
Design and licensing revenues	3,540,000	3,188,000	13,165,000	12,703,000
Retail sales	26,000	0	203,000	0
Total revenues	3,566,000	3,188,000	13,368,000	12,703,000
Operating income (loss):
Total operating income	(1,289,000)	539,000	1,856,000	5,693,000
Property and equipment:
Total capital expenditures	306,000	51,000	412,000	117,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,176,000	45,308,000	45,308,000	45,835,000
Total property and equipment	1,358,000	1,153,000	1,153,000	1,113,000
Depreciation and amortization :
Total depreciation and amortization	235,000	217,000	893,000	856,000
Design And Licensing [Member]
Operating income (loss):
Total operating income	(972,000)	539,000	2,195,000	5,693,000
Property and equipment:
Total capital expenditures	81,000	51,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,176,000	45,308,000	45,308,000	45,835,000
Total property and equipment	930,000	939,000	939,000	1,113,000
Depreciation and amortization :
Total depreciation and amortization	224,000	217,000	873,000	856,000
Retail [Member]
Operating income (loss):
Total operating income	(317,000)	0	(339,000)	0
Property and equipment:
Total capital expenditures	225,000	0
Long Lived Assets
Total Trademarks and other intangibles, net	0	0	0	0
Total property and equipment	428,000	214,000	214,000	0
Depreciation and amortization :
Total depreciation and amortization	$ 11,000	$ 0	$ 20,000	$ 0